Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Beginning balance	€ 128,853	€ 121,731
Additions	46,836	36,854	€ 18,268
Disposals	(464)	(3,076)
Depreciation	(34,596)	(33,000)
Impairment losses	(5,789)	(3,516)	(2,434)
Contract modifications	(7,167)	13,326
Net foreign exchange differences	3,924	(3,466)
Ending balance	131,597	128,853	121,731
Real estates
Right-of-use assets
Beginning balance	128,196	121,002
Additions	46,180	36,352
Disposals	(442)	(3,059)
Depreciation	(34,246)	(32,477)
Impairment losses	(5,789)	(3,516)
Contract modifications	(7,115)	13,356
Net foreign exchange differences	3,915	(3,462)
Ending balance	130,699	128,196	121,002
Other
Right-of-use assets
Beginning balance	657	729
Additions	656	502
Disposals	(22)	(17)
Depreciation	(350)	(523)
Contract modifications	(52)	(30)
Net foreign exchange differences	9	(4)
Ending balance	€ 898	€ 657	€ 729